UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 1, 2025 to May 31, 2025
Commission File Number of issuing entity: 333-258040-05
Central Index Key Number of issuing entity: 0001967111
Ford Credit Auto Owner Trust 2023-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-258040
Central Index Key Number of depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
92-6242610
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 1011 Centre Road, Suite 203, Delle Donne Corporate Center Wilmington, Delaware (Address of principal executive offices)	19805 (zip code)
(800) 934-6802
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on June 18, 2025, (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99	Ford Credit Auto Owner Trust 2023-A Monthly Investor Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102	Asset Data File (included in Exhibit 102 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on June 18, 2025, which is incorporated herein by reference)
Exhibit 103
Asset Related Document (included in Exhibit 103 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on June 18, 2025, which is incorporated herein by reference)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2023-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Ryan M. Hershberger
Assistant Treasurer
Date: June 20, 2025

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